Loan ID	Seller Loan ID	Redaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	XXXX	BRAVO 2026-NQM5 1000018	C	A	C	A	A	A	A	A	Closed	FCRE8701	2025-05-30 11:56	2026-05-05 09:49	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-The Business Entity Formation Document was provided. - Due Diligence Vendor-06/04/2025 Ready for Review-Document Uploaded. - Seller-06/02/2025 Open-The Business Entity Formation Document is Missing Loan vesting in LLC missing business formation documents. - Due Diligence Vendor-05/30/2025	Ready for Review-Document Uploaded. - Seller-06/02/2025	Resolved-The Business Entity Formation Document was provided. - Due Diligence Vendor-06/04/2025	DSCR % greater than 1.20 - DSCR = 1.862 Qualifying FICO score is at least 20 points above minimum for program - 784 FICO score is 20+ points above 640 minimum		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4284360
XXXX	XXXX	BRAVO 2026-NQM5 1000020	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-01-05 19:46	2026-01-27 13:01	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Loan Participant with the Seller. - Due Diligence Vendor-01/14/2026
Ready for Review-Document Uploaded. I do not understand.  I see the attachment was uploaded.
XXXX on XXXX and XXXX which is part of the XXXX Watchlist on XXXX - Seller-01/12/2026
Counter-XXXX and XXXX was not attached.  - Due Diligence Vendor-01/12/2026
Ready for Review-Document Uploaded. Attached is the XXXX clearance.  The watchlist shows XXXX which is XXXX - Seller-01/09/2026
Counter-Received updated Loan Participant list.  Provide XXXX and XXXX clearances.   - Due Diligence Vendor-01/08/2026
Ready for Review-Document Uploaded. Attached is the list of participants along with the watchlist from XXXX (Fraud) - Seller-01/06/2026
Open-All Interested Parties Not Checked with Exclusionary Lists Transaction participants must be included in the fraud report as follows:
Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents.
																						The Sellers were not checked against Exclusionary Lists. - Due Diligence Vendor-01/06/2026	Ready for Review-Document Uploaded. I do not understand. I see the attachment was uploaded. XXXX on XXXX and XXXX which is part of the XXXX Watchlist on XXXX - Seller-01/12/2026 Ready for Review-Document Uploaded. Attached is the XXXX clearance. The watchlist shows XXXX which is XXXX - Seller-01/09/2026 Ready for Review-Document Uploaded. Attached is the list of participants along with the watchlist from XXXX (Fraud) - Seller-01/06/2026	Resolved-Received Loan Participant with the Seller. - Due Diligence Vendor-01/14/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 772 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.41		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XXXX	Primary Residence	Purchase	NA	N/A	N/A	6924792
XXXX	XXXX	BRAVO 2026-NQM5 1000020	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-01-05 19:46	2026-01-27 13:01	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-XXXX Check Completed and Cleared for sellers. - Due Diligence Vendor-01/27/2026
Ready for Review-Document Uploaded. XXXX uploaded for the borrower. Thank you. XXXX - Seller-01/26/2026
Counter-XXXX not attached.  - Due Diligence Vendor-01/12/2026
Ready for Review-I do not understand.  I have provided the XXXX clearance.  Please see attached document or clarify what you are needing. - Seller-01/09/2026
Counter-Provide XXXX clearance.   - Due Diligence Vendor-01/08/2026
Ready for Review-Document Uploaded. XXXX report clearing sellers - Seller-01/06/2026
																						Open-XXXX Check Not Completed and/or Cleared Provide documentation to confirm borrowers, entities as borrower, sellers, realtors, settlement company/agent, appraiser and appraisal company were ran against these lists. The Sellers were not checked against XXXX. - Due Diligence Vendor-01/06/2026	Ready for Review-Document Uploaded. XXXX uploaded for the borrower. Thank you. XXXX - Seller-01/26/2026 Ready for Review-I do not understand. I have provided the XXXX clearance. Please see attached document or clarify what you are needing. - Seller-01/09/2026 Ready for Review-Document Uploaded. XXXX report clearing sellers - Seller-01/06/2026	Resolved-XXXX Check Completed and Cleared for sellers. - Due Diligence Vendor-01/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 772 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.41		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XXXX	Primary Residence	Purchase	NA	N/A	N/A	6924793
XXXX	XXXX	BRAVO 2026-NQM5 1000019	D	B	D	B	A	A	A	A	Closed	FCRE3599	2026-01-16 16:01	2026-03-06 13:38	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower owns more financed properties than allowed per guidelines	Waived-Originator Waiver applied to Non-Material Finding. Exception for XXXX. Appraisal comp choices must be scrutinized and strict adherence to XXXX comp sales and adjustment guidelines. No borrower owned properties to be used as comps without explanation. Lock to XXXX. Underwrite to XXXX. No adjoining properties. - Due Diligence Vendor-01/16/2026 Open-Exception for XXXX - Due Diligence Vendor-01/16/2026		Waived-Originator Waiver applied to Non-Material Finding. Exception for XXXX. Appraisal comp choices must be scrutinized and strict adherence to XXXX comp sales and adjustment guidelines. No borrower owned properties to be used as comps without explanation. Lock to XXXX. Underwrite to XXXX. No adjoining properties. - Due Diligence Vendor-01/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 793 Required is 700 Borrower has 793 Months Reserves exceed minimum required - 3 months required - borrower has 326.79 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Post-Close	Yes	7145019
XXXX	XXXX	BRAVO 2026-NQM5 1000019	D	B	D	B	A	A	A	A	Closed	FPRO1243	2026-01-21 16:06	2026-01-27 10:39	Resolved	1 - Information	D	A	Credit	Eligibility	Second Appraisal is Missing	Resolved-After further review, Subject is part of a 4 plex construction project which was built in XXXX, completion cert was provided and Title has confirmed this is not a flip transaction. Condition resolved - Due Diligence Vendor-01/27/2026
Counter-Received email from originator indicating transaction is not a flip. Property acquired XXXX with multiple properties. Unable to confirm cost of subject to exclude flip guideline.  - Due Diligence Vendor-01/26/2026
Ready for Review-Document Uploaded. title confirmation that this was not a flip and no relation to seller  - Seller-01/23/2026
Open-New  Received preliminary title and chain of title reflecting seller acquired property within XXXX. Subject is a flip and second appraisal dated prior to Note required, confirmation borrower has no relationship to seller and validation subject was marketed openly and fairly.
																						- Due Diligence Vendor-01/21/2026	Ready for Review-Document Uploaded. title confirmation that this was not a flip and no relation to seller - Seller-01/23/2026	Resolved-After further review, Subject is part of a 4 plex construction project which was built in XXXX, completion cert was provided and Title has confirmed this is not a flip transaction. Condition resolved - Due Diligence Vendor-01/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 793 Required is 700 Borrower has 793 Months Reserves exceed minimum required - 3 months required - borrower has 326.79 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7225024
XXXX	XXXX	BRAVO 2026-NQM5 1000019	D	B	D	B	A	A	A	A	Closed	FCRE1145	2026-01-16 10:27	2026-01-27 10:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-After further review, Subject is part of a 4 plex construction project which was built in XXXX, completion cert was provided and Title has confirmed this is not a flip transaction. Condition resolved - Due Diligence Vendor-01/27/2026
Counter-Received email from originator indicating transaction is not a flip. Property acquired XXXX with multiple properties. Unable to confirm cost of subject to exclude flip guideline.  - Due Diligence Vendor-01/26/2026
Ready for Review-Document Uploaded. title confirmation that this was not a flip and no relation to seller  - Seller-01/23/2026
Counter-Received preliminary title and chain of title reflecting seller acquired property within XXXX.  Subject is a flip and second appraisal dated prior to Note date required, confirmation borrower has no relationship to seller and validation subject was marketed openly and fairly. - Due Diligence Vendor-01/21/2026
Ready for Review-Document Uploaded. title  - Seller-01/19/2026
																						Open-Title Document is missing - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. title confirmation that this was not a flip and no relation to seller - Seller-01/23/2026 Ready for Review-Document Uploaded. title - Seller-01/19/2026	Resolved-After further review, Subject is part of a 4 plex construction project which was built in XXXX, completion cert was provided and Title has confirmed this is not a flip transaction. Condition resolved - Due Diligence Vendor-01/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 793 Required is 700 Borrower has 793 Months Reserves exceed minimum required - 3 months required - borrower has 326.79 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7137416
XXXX	XXXX	BRAVO 2026-NQM5 1000019	D	B	D	B	A	A	A	A	Closed	FCRE0197	2026-01-16 12:19	2026-01-21 15:43	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received seller CD - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. settlement stmt - Seller-01/19/2026 Open-The Final SELLER CD/HUD is missing. - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. settlement stmt - Seller-01/19/2026	Resolved-Received seller CD - Due Diligence Vendor-03/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 793 Required is 700 Borrower has 793 Months Reserves exceed minimum required - 3 months required - borrower has 326.79 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7140944
XXXX	XXXX	BRAVO 2026-NQM5 1000019	D	B	D	B	A	A	A	A	Closed	FCRE8012	2026-01-16 15:54	2026-01-21 15:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Purchase Contract	Resolved-Received ratified purchase contract. - Due Diligence Vendor-01/21/2026 Ready for Review-Document Uploaded. sales contract - Seller-01/19/2026 Open-Missing purchase contract for subject. - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. sales contract - Seller-01/19/2026	Resolved-Received ratified purchase contract. - Due Diligence Vendor-01/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 793 Required is 700 Borrower has 793 Months Reserves exceed minimum required - 3 months required - borrower has 326.79 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7144951
XXXX	XXXX	BRAVO 2026-NQM5 1000019	D	B	D	B	A	A	A	A	Closed	FCRE1157	2026-01-16 11:12	2026-01-21 15:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Received HOI policy. - Due Diligence Vendor-01/21/2026 Ready for Review-Document Uploaded. insurance - Seller-01/19/2026 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. insurance - Seller-01/19/2026	Resolved-Received HOI policy. - Due Diligence Vendor-01/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 793 Required is 700 Borrower has 793 Months Reserves exceed minimum required - 3 months required - borrower has 326.79 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7138552
XXXX	XXXX	BRAVO 2026-NQM5 1000019	D	B	D	B	A	A	A	A	Closed	FCRE1182	2026-01-16 12:39	2026-01-21 15:25	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Received 1008 - Due Diligence Vendor-01/21/2026 Ready for Review-Document Uploaded. 1008 - Seller-01/19/2026 Open-Missing Approval/Underwriting Summary - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. 1008 - Seller-01/19/2026	Resolved-Received 1008 - Due Diligence Vendor-01/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 793 Required is 700 Borrower has 793 Months Reserves exceed minimum required - 3 months required - borrower has 326.79 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7141383
XXXX	XXXX	BRAVO 2026-NQM5 1000021	D	A	D	A	A	A	A	A	Closed	FCRE1241	2026-01-16 09:48	2026-03-06 13:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Purchase Contract is Missing	Resolved-Received purchase contract. - Due Diligence Vendor-01/21/2026 Ready for Review-Document Uploaded. SALES CONTRACT - Seller-01/19/2026 Open-Loan Purpose is Purchase but Purchase Contract is Missing. Purchase Contract is Missing. - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. SALES CONTRACT - Seller-01/19/2026	Resolved-Received purchase contract. - Due Diligence Vendor-01/21/2026	Months Reserves exceed minimum required - 3 months reserves required and borrower has 257 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 680. Borrower has 793. Required is 680 Borrower has 793 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8. Borrower has 1.257. Required is 0.8 Borrower has 1.257		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7136471
XXXX	XXXX	BRAVO 2026-NQM5 1000021	D	A	D	A	A	A	A	A	Closed	FPRO1243	2026-01-21 16:09	2026-01-27 10:41	Resolved	1 - Information	D	A	Credit	Eligibility	Second Appraisal is Missing	Resolved-After further review, Subject is part of a 4 plex construction project which was built in XXXX, completion cert was provided and Title has confirmed this is not a flip transaction. Condition resolved - Due Diligence Vendor-01/27/2026
Counter-Received email from originator indicating transaction is not a flip. Property acquired XXXX per title and is inclusive of XXXX. Subject loan is XXXX resulting in increase in financing excluding additional lot. - Due Diligence Vendor-01/26/2026
Ready for Review-Document Uploaded. title confirmation that this was not a flip and no relation to seller  - Seller-01/23/2026
Open-New Received preliminary title and chain of title reflecting seller acquired property within XXXX. Subject is a flip and second appraisal dated prior to Note required, confirmation borrower has no relationship to seller and validation subject was marketed openly and fairly.
																						- Due Diligence Vendor-01/21/2026	Ready for Review-Document Uploaded. title confirmation that this was not a flip and no relation to seller - Seller-01/23/2026	Resolved-After further review, Subject is part of a 4 plex construction project which was built in XXXX, completion cert was provided and Title has confirmed this is not a flip transaction. Condition resolved - Due Diligence Vendor-01/27/2026	Months Reserves exceed minimum required - 3 months reserves required and borrower has 257 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 680. Borrower has 793. Required is 680 Borrower has 793 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8. Borrower has 1.257. Required is 0.8 Borrower has 1.257		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7225109
XXXX	XXXX	BRAVO 2026-NQM5 1000021	D	A	D	A	A	A	A	A	Closed	FCRE1145	2026-01-16 09:29	2026-01-27 10:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-After further review, Subject is part of a 4 plex construction project which was built in XXXX, completion cert was provided and Title has confirmed this is not a flip transaction. Condition resolved - Due Diligence Vendor-01/27/2026
Counter-Received email from originator indicating transaction is not a flip.  Property acquired XXXX per title and is inclusive of XXXX. Subject loan is XXXX resulting in increase in financing excluding additional lot.  - Due Diligence Vendor-01/26/2026
Ready for Review-Document Uploaded. title confirmation that this was not a flip and no relation to seller  - Seller-01/23/2026
Counter-Received preliminary title and chain of title reflecting seller acquired property within XXXX. Subject is a flip and second appraisal dated prior to Note required, confirmation borrower has no relationship to seller and validation subject was marketed openly and fairly. - Due Diligence Vendor-01/21/2026
Ready for Review-Document Uploaded. title  - Seller-01/19/2026
																						Open-Title Document is missing. Additional conditions may apply. - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. title confirmation that this was not a flip and no relation to seller - Seller-01/23/2026 Ready for Review-Document Uploaded. title - Seller-01/19/2026	Resolved-After further review, Subject is part of a 4 plex construction project which was built in XXXX, completion cert was provided and Title has confirmed this is not a flip transaction. Condition resolved - Due Diligence Vendor-01/27/2026	Months Reserves exceed minimum required - 3 months reserves required and borrower has 257 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 680. Borrower has 793. Required is 680 Borrower has 793 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8. Borrower has 1.257. Required is 0.8 Borrower has 1.257		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7135852
XXXX	XXXX	BRAVO 2026-NQM5 1000021	D	A	D	A	A	A	A	A	Closed	FCRE1157	2026-01-16 09:53	2026-01-21 14:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Received HOI policy and confirmation of replacement cost. - Due Diligence Vendor-01/21/2026 Ready for Review-Document Uploaded. insurance - Seller-01/19/2026 Open-Missing Hazard Insurance Policy. - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. insurance - Seller-01/19/2026	Resolved-Received HOI policy and confirmation of replacement cost. - Due Diligence Vendor-01/21/2026	Months Reserves exceed minimum required - 3 months reserves required and borrower has 257 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 680. Borrower has 793. Required is 680 Borrower has 793 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8. Borrower has 1.257. Required is 0.8 Borrower has 1.257		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7136600
XXXX	XXXX	BRAVO 2026-NQM5 1000022	C	B	C	B	A	A	A	A	Closed	FCRE8701	2026-02-20 06:44	2026-02-23 16:24	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received LLC Documentation. - Due Diligence Vendor-02/23/2026 Ready for Review-Document Uploaded. LLC DOCS - Seller-02/20/2026 Open-The Business Entity Formation Document is Missing. Investor to review and approve all Entity documentation. - Due Diligence Vendor-02/20/2026	Ready for Review-Document Uploaded. LLC DOCS - Seller-02/20/2026	Resolved-Received LLC Documentation. - Due Diligence Vendor-02/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 757 Months Reserves exceed minimum required - Per guides 6 months is required, borrower has 299 month of reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	7715093
XXXX	XXXX	BRAVO 2026-NQM5 1000022	C	B	C	B	A	A	A	A	Closed	FCRE0140	2026-02-20 07:26	2026-02-23 16:22	Waived	2 - Non-Material	C	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Originator provided a waiver Interest Only, applied to non material finding with comp factors Reserves 12+ months more than requirement Long Term Homeownership (>5 years) - Due Diligence Vendor-02/23/2026 Ready for Review-Document Uploaded. exception - Seller-02/20/2026 Open-For DSCR less than 1, Interest Only (IO) is not permitted. Per the Note, this loan is an IO. - Due Diligence Vendor-02/20/2026	Ready for Review-Document Uploaded. exception - Seller-02/20/2026	Waived-Originator provided a waiver Interest Only, applied to non material finding with comp factors Reserves 12+ months more than requirement Long Term Homeownership (>5 years) - Due Diligence Vendor-02/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 757 Months Reserves exceed minimum required - Per guides 6 months is required, borrower has 299 month of reserves.	FICO 20 points or more above requirement	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Post-Close	No	7716490
XXXX	XXXX	BRAVO 2026-NQM5 1000024	C	B	C	B	A	A	A	A	Closed	FCRE8201	2026-02-24 10:29	2026-04-20 13:22	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator provided a waiver non-arms length/FSBO, applied to non material finding with reviewed comp factors - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Hello, an exception was made to this file which conforms to our updated guidelines. See uploaded form. Please clear the finding. Thank you. XXXX - Seller-03/06/2026 Open-FSBO transaction must be arm's length. The seller is the borrower's XXXX per LOE. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Hello, an exception was made to this file which conforms to our updated guidelines. See uploaded form. Please clear the finding. Thank you. XXXX- Seller-03/06/2026	Waived-Originator provided a waiver non-arms length/FSBO, applied to non material finding with reviewed comp factors - Due Diligence Vendor-03/10/2026	LTV is less than guideline maximum - Required is 90 Borrower has 85 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 738		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Purchase	NA	Originator Post-Close	No	7779366
XXXX	XXXX	BRAVO 2026-NQM5 1000024	C	B	C	B	A	A	A	A	Closed	FCRE1506	2026-02-20 13:17	2026-04-20 13:21	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Income documentation received. ATR/QM status updated. - Due Diligence Vendor-02/26/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing income documentation (Rental income) -Use of rental income for departure requires proof of receipt of security deposit and/or 1st month’s rent. Must provide receipt of funds stated on the lease agreement. Not provided. DTI will exceed guidelines if full PITI is counted - Due Diligence Vendor-02/20/2026		Resolved-Income documentation received. ATR/QM status updated. - Due Diligence Vendor-02/26/2026	LTV is less than guideline maximum - Required is 90 Borrower has 85 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 738		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Purchase	NA	N/A	N/A	7726237
XXXX	XXXX	BRAVO 2026-NQM5 1000024	C	B	C	B	A	A	A	A	Closed	FCRE1437	2026-02-20 13:14	2026-02-26 16:10	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Received security deposit and 1st months rent for departing residence. - Due Diligence Vendor-02/26/2026 Ready for Review-Document Uploaded. Borrower received XXXX for rent and deposit. Lease is with XXXX. Please clear finding. Thank you. XXXX - Seller-02/25/2026 Open-Income and Employment Do Not Meet Guidelines Use of rental income for departure requires proof of receipt of security deposit and/or 1st month’s rent. Must provide receipt of funds stated on the lease agreement. Not provided. - Due Diligence Vendor-02/20/2026	Ready for Review-Document Uploaded. Borrower received XXXX for rent and deposit. Lease is with XXXX. Please clear finding. Thank you. XXXX- Seller-02/25/2026	Resolved-Received security deposit and 1st months rent for departing residence. - Due Diligence Vendor-02/26/2026	LTV is less than guideline maximum - Required is 90 Borrower has 85 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 738		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Purchase	NA	N/A	N/A	7726150
XXXX	XXXX	BRAVO 2026-NQM5 1000025	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other